CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (including $415 and $223, respectively, of consolidated variable interest entities (VIEs))	$ 668	$ 482
Accounts receivable of VIEs	169	179
Inventories of VIEs	380	369
Prepaid expenses and other current assets (including $56 and $30, respectively, of VIEs)	76	48
Total current assets	1,293	1,078
Property, plant and equipment, net of accumulated depreciation (including $2,414 and $2,528, respectively, of VIEs)	2,430	2,573
Other long-term assets (including $270 and $298, respectively, of VIEs)	277	302
Total assets	4,000	3,953
Current liabilities:
Note payable and capital lease obligations of VIEs	3	2
Accounts payable (including $317 and $329, respectively, of VIEs)	320	334
Other current liabilities (including $154 and $181, respectively, of VIEs)	173	208
Total current liabilities	496	544
Long-term liabilities:
Long-term debt and capital lease obligations of VIEs, net of current portion	1,167	1,164
Deferred income taxes	380	413
Other long-term liabilities (including $7 and $4, respectively, of VIEs)	14	9
Total long-term liabilities	1,561	1,586
Commitments and contingencies (See Note 11)
CVR stockholders’ equity:
Common stock $0.01 par value per share, 350,000,000 shares authorized, 100,629,209 shares issued (86,929,660 shares issued as of December 31, 2017)	1	1
Additional paid-in-capital	1,474	1,197
Retained deficit	(187)	(208)
Treasury stock, 98,610 shares at cost	(2)	(2)
Total CVR stockholders’ equity	1,286	988
Noncontrolling interest	657	835
Total equity	1,943	1,823
Total liabilities and equity	$ 4,000	$ 3,953